EQUITY (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) shares
Equity
Number of shares, Beginning balance	39,165,805
NIS par value, Beginning balance | $	$ 1,566,632
Number of shares, Vesting of restricted shares	60,863
NIS par value, Vesting of restricted shares | $	$ 2,435
Number of shares, Exercise of share options	902,741
Number of shares, Exercise of share options	36,110
Number of shares, Beginning balance	40,129,409
NIS par value, Beginning balance | $	$ 1,605,177